Commitment and Contingencies - Maturity of Operating Leases (Details) - Marketwise, LLC $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
2021	$ 1,673
2022	1,707
2023	1,742
2024	1,630
2025	1,662
Thereafter	2,884
Total lease payments	11,298
Less: Imputed interest	(2,395)
Total lease liabilities	$ 8,903